Acquisitions (Preliminary Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Acquisitions [Abstract]
Aggregate consideration	$ 100.8
Cash	3.1
Accounts receivable	0.3
Inventory	4.6
Other current assets	0.7
Property, plant and equipment	57.1
Intangible assets	33.0
Goodwill	34.7
Other long-term assets	1.2
Other current liabilities	(4.3)
Long-term liabilities	(29.6)
Total purchase price allocation	$ 100.8